Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

July 15, 2015

Mr. Mark A. Cowan

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:

Financial Investors Trust (the “Trust”)

File Nos. 33-72424, 811-8194

Post-Effective Amendment No. 150

Dear Mr. Cowan:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Prospectus and Statement of Additional Information with respect to the ALPS/Metis Global Micro Cap Fund, effective July 10, 2015, does not differ from that filed electronically via EDGAR with Post-Effective Amendment No. 150 on July 10, 2015.

Please address any comments on this filing to the undersigned at 720-917-0864.

Sincerely,

/s/ David T. Buhler

David T. Buhler

Secretary

Enclosure

cc:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP